Variable Interest Entities - Investments by Ownership Percentage with Fair Value Election (Details) - Investment funds - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Fair value option investment funds	$ 661	$ 668
Greater than 3% – 49%
Variable Interest Entity [Line Items]
Fair value option investment funds	562	516
3% or less
Variable Interest Entity [Line Items]
Fair value option investment funds	$ 99	$ 152